PROMISSORY NOTE (Details Narrative)									3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 03, 2023	Mar. 06, 2023 USD ($)	Dec. 03, 2022 USD ($)	Dec. 02, 2022 USD ($)	Sep. 29, 2022 USD ($)	Aug. 04, 2022 USD ($) shares	Apr. 28, 2022 USD ($)	Dec. 03, 2021 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2022 USD ($) Segment	Jan. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Issuance of debt									$ 311,774		$ 311,774
Proceeds from borrowings, classified as financing activities											508,225		$ 14,253		$ 28,506
Professtional fee									$ 43,429	$ 27,034	260,802	73,519	241,854	521,064	222,870
Repayments of borrowings, classified as financing activities											257,267			29,203	433,987
Interest paid, classified as financing activities														$ 311,617
Expected dividend as percentage, share options granted	0.00%													0.00%	0.00%
Expected volatility, share options granted	72.00%													100.00%	100.00%
Risk free interest rate, share options granted	2.94%													1.11%	0.25%
December senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Debt interest rate								8.00%
Long term debt								$ 3,000,000
Professtional fee								$ 396,500
Effective interest rate								22.00%
Repayments of borrowings, classified as financing activities						$ 3,000,000
Interest paid, classified as financing activities						$ 130,882
Number of shares issued and fully paid | shares						360,577
Fair value of finance cost														$ 1,500,000
Fair value was allocated to the warrants														$ 488,149
Expected dividend as percentage, share options granted														0.00%
Expected volatility, share options granted														66.00%
Risk free interest rate, share options granted														279.00%
Option life, share options granted | Segment														5
December senior secured promissory note [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Principal amount rate								50.00%
December senior secured promissory note [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities			$ 5,000,000
April senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Issuance of debt							$ 1,500,000
Increase interest rate							15.00%
Notes maturity date							December 2, 2022
Debt interest rate							8.00%
Long term debt							$ 1,650,000
Professtional fee							$ 242,750
Effective interest rate							55.00%
Repayments of borrowings, classified as financing activities						$ 1,650,000
Interest paid, classified as financing activities						$ 71,985
Number of shares issued and fully paid | shares						396,635
Promissory note percentage							10.00%
Fair value														$ 1,113,036
April senior secured promissory note [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Principal amount rate														100.00%
April senior secured promissory note [member] | Nonadjusting event [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities				$ 5,000,000
Senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Additional forebearance fee					$ 75,000
Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Issuance of debt		$ 2,749,412
Increase interest rate		15.00%
Notes maturity date		July 18, 2023
Debt interest rate		20.00%